Right-of-use assets (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2021	28,821,956	133,769	28,955,725
Additions & modifications	2,144,896	59,939	2,204,835
At January 31, 2022	30,966,852	193,708	31,160,560

Accumulated depreciation
At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)
Depreciation	(1,293,297)	(8,555)	(1,301,852)
Disposals	208,861	—	208,861
At January 31, 2022	(2,978,615)	(60,341)	(3,038,956)

Carrying amounts
At October 31, 2021	26,927,777	81,983	27,009,760
At January 31, 2022	27,988,237	133,367	28,121,604